Business acquisition Acquisition of Additional Limited Partner Interest in Seadrill Operating (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Jul. 21, 2014	Dec. 13, 2013	Oct. 24, 2012
Business Acquisition [Line Items]
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests	$ 372.8
Seadrill Operating LP
Business Acquisition [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest Purchased		28.00%
Payments to Acquire Additional Interest in Subsidiaries		372.8
Percentage of ownership interest in limited liability company (LLC)		58.00%	30.00%	30.00%
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests		93.2
Total Before Non-controlling Interest [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests	279.6
Total Before Non-controlling Interest [Member] | Seadrill Operating LP
Business Acquisition [Line Items]
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests		$ 279.6